REVENUES - Additional Information - Narrative (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 CAD ($)
Long-term pipeline capacity arrangements and transportation contracts
Disaggregation of Revenue [Line Items]
Future revenues, remaining performance obligation	$ 26.6
Rate-regulated firm capacity contracts
Disaggregation of Revenue [Line Items]
Future revenues, expected timing of satisfaction, explanation	one to three years
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Future revenues, remaining performance obligation	$ 0.8